SHARE-BASED PAYMENTS - Narrative (Details)	6 Months Ended
Jun. 30, 2026 shares
Equity-Settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	167,375
Long-Term Incentive Plan 2025-2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Long-Term Incentive Plan 2026-28
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Short term incentive scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Employee short term incentive cash pay-outs (in percentage)	75.00%
Employee short term incentive, share awards (in percentage)	25.00%
Short term incentive scheme | Equity-Settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	766,200
Short term incentive scheme | Cash settlement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	131,200
2025 Short Term Incentive Plan (“STI”)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	694,575
Vesting period	2 years
Employee short term incentive, share awards (in percentage)	50.00%
Umbrella Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	1,277,300
Number of shares withheld for taxes (in shares)	250,905
Deferred share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares withheld for taxes (in shares)	148,011
Deferred share plan | Equity-Settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	547,175
Deferred share plan | Cash settlement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	226,198
Long-Term Incentive Plan 2023-25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares withheld to cover tax obligations in share-based payment arrangement (in shares)	2,891,175
Long-Term Incentive Plan 2023-25 | Equity-Settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options transferred in share-based payment arrangement (in shares)	16,616,800
Long-Term Incentive Plan 2023-25 | Cash settlement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options transferred in share-based payment arrangement (in shares)	3,054,766
Long-Term Incentive Plan 2024–2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Long-Term Incentive Plan 2024–2026 | Cash settlement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options transferred in share-based payment arrangement (in shares)	1,053,628
Market performance conditions | Long-Term Incentive Plan 2025-2027 | Equity-Settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	1,422,775
Market performance conditions | Long-Term Incentive Plan 2026-28 | Equity-Settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	12,370,575